ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Goodwill	$ 2,209,576	$ 2,294,072		$ 2,672,550	$ 2,710,382
Deferred tax assets	235,583	273,529	$ 370,115	$ 370,564
Recognize deferred tax assets for tax losses	110,933	137,761
Deferred revenue	$ 1,511,991	1,299,304
Description of change in ticket usage	A hypothetical change of one percentage point in passenger behavior with respect to use would result in an impact of up to ThUS$ 6,000 per month.
Lease liabilities	$ 105,000
Airports Slots [Member] | Air Transport CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Intangible assets with indefinite useful life	845,959	828,969
Airports Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Air Transport CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Intangible assets with indefinite useful life	263,806
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Intangible assets with indefinite useful life		274,420
LATAM Pass Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred revenue	1,332,173	1,324,635
Probable change in deferred revenue	31,565	27,726
LATAM Fidelidade and Multiplus Loyalty Program [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Deferred revenue	354,847	293,831
Probable change in deferred revenue	12,501	13,140
Financial assets collectively assessed for credit losses [member] | Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
ACCOUNTING ESTIMATES AND JUDGMENTS (Details) [Line Items]
Intangible assets with indefinite useful life	$ 263,806	$ 274,420